Share Capital - Disclosure of Detailed Information About Share Capital (Details) (Parenthetical) - shares	Jan. 31, 2021	Jan. 31, 2020
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Number of shares outstanding	446,582,604	4,697,204